Income Tax Matters - Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets relating to:
Allowance for loan losses	$ 974	$ 1,057	$ 1,395
Deferred compensation	1,243	1,080	975
Other	396	555	701
Net unrealized loss on securities available for sale	678	109
Total deferred tax assets	3,291	2,801	3,071
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale			(157)
Premises and equipment	(295)	(319)	(371)
Deferred loans fees and costs	(233)	(213)	(198)
Loan servicing	(193)	(176)	(182)
Total deferred tax liabilities	(721)	(708)	(908)
Net recorded deferred tax asset	$ 2,570	$ 2,093	$ 2,163